Payables and accrued liabilities	6 Months Ended
Jun. 30, 2021
Payables and accrued liabilities

7.    Payables and accrued liabilities

	June 30, 2021	December 31, 2020
	$	$
Trade accounts payable	607	1,187
Salaries, employment taxes and benefits	157	474
Accrued audit fees	126	144
Accrued research and development costs	642	23
Other accrued liabilities	316	371
	1,848	2,199

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT JUNE 30, 2021 AND FOR THE THREE AND SIX MONTHS ENDED JUNE 30, 2021 AND 2020

(amounts in thousands of US dollars, except share/option/warrant and per share/option/warrant data and as otherwise noted)

(Unaudited)